Segmented Information (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in three geographic segments being Canada, Greenland and United States (Note 5). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Equipment
Canada	7	9
Greenland	17	19
Total	24	28

	June 30, 2020	December 31, 2019
Exploration and evaluation assets
Canada	2,478	2,483
Greenland	36,233	36,150
Total	38,711	38,633